CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Schedule of Cash and Cash Equivalents	Cash and cash equivalents comprise the following:

	As at December 31,
	2024	2023
Cash at bank	13,729	25,429